Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000127983
Account Value [Line Items]
Line Graph and Table Measure Name			Sarofim Equity Fund, Retail Class
Accumulated Value		$ 10,000		$ 10,756	$ 13,532	$ 12,609	$ 17,093	$ 21,250	$ 27,118	$ 21,955	$ 26,653	$ 30,212	$ 33,582
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Accumulated Value		$ 10,000		$ 11,196	$ 13,640	$ 13,042	$ 17,149	$ 20,304	$ 26,132	$ 21,399	$ 27,025	$ 33,786	$ 39,827

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.